Fair Value: Fair Value Assets measured on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets, Fair Value Disclosure	$ 25,544		$ 8,574
Financial and Nonfinancial Liabilities, Fair Value Disclosure	8,652
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure	12,892		2,710
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	10,336	[1]
Fair Value, Inputs, Level 1 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	2,556		2,710
Fair Value, Inputs, Level 1 | Debt Securities
Assets, Fair Value Disclosure	2,556
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure	4,000		5,864
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure			254
Fair Value, Inputs, Level 2 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	4,000		5,610
Fair Value, Inputs, Level 2 | Debt Securities
Assets, Fair Value Disclosure	4,000
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure	8,652
Financial and Nonfinancial Liabilities, Fair Value Disclosure	8,652
Fair Value, Inputs, Level 3 | Derivative
Assets, Fair Value Disclosure	8,652
Financial and Nonfinancial Liabilities, Fair Value Disclosure	8,652
Cash and Cash Equivalents
Assets, Fair Value Disclosure	10,336	[1]
US Government Agencies Debt Securities
Assets, Fair Value Disclosure	2,556		2,964
Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	4,000		5,610
Debt Securities
Assets, Fair Value Disclosure	6,556
Derivative
Assets, Fair Value Disclosure	8,652
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 8,652

[1]	Excludes cash of $769 that is not subject to fair value accounting.